FINANCIAL RISK MANAGEMENT - LIQUIDITY RISK (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($) [1]	Dec. 31, 2019 CNY (¥)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Net current liabilities	¥ 885,902,000
Capital expenditure contracted for but not recognized as liabilities	¥ 444,270,000		¥ 804,298,000
Number of months Group maintains sufficient liquidity	12 months
Trade and other payables excluding non-financial liabilities	¥ 3,417,934,000		2,683,828,000
Payables for fixed assets and construction-in-progress	2,914,696,000	$ 446,697	1,802,592,000
Lease liabilities	1,175,565,000		1,176,426,000
Dividends payable	13,749,000	$ 2,107	12,890,000
Total	7,521,944,000		5,675,736,000
Liquidity risk [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade and other payables excluding non-financial liabilities	3,417,934,000		2,683,828,000
Payables for fixed assets and construction-in-progress	2,914,696,000		1,802,592,000
Lease liabilities	5,986,680,000		5,088,630,000
Dividends payable	13,749,000		12,890,000
Total	12,333,059,000		9,587,940,000
Liquidity risk [member] | Within 1 year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade and other payables excluding non-financial liabilities	3,417,934,000		2,683,828,000
Payables for fixed assets and construction-in-progress	2,914,696,000		1,802,592,000
Lease liabilities	61,880,000		58,490,000
Dividends payable	13,749,000		12,890,000
Total	6,408,259,000		4,557,800,000
Liquidity risk [member] | Between 1 and 5 years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade and other payables excluding non-financial liabilities	0		0
Payables for fixed assets and construction-in-progress	0		0
Lease liabilities	258,820,000		233,960,000
Dividends payable	0		0
Total	258,820,000		233,960,000
Liquidity risk [member] | Over 5 years [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Trade and other payables excluding non-financial liabilities	0		0
Payables for fixed assets and construction-in-progress	0		0
Lease liabilities	5,665,980,000		4,796,180,000
Dividends payable	0		0
Total	¥ 5,665,980,000		¥ 4,796,180,000

[1]	Translation of amounts from Renminbi ("RMB") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6.5250, the certified exchange rates for December 31, 2020 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31, 2020 or on any other date.